SEGMENT INFORMATION (Schedule of Taxation Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ 620	$ 1,006	$ 525
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	293	831	(59)
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	(8)		(3)
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ 335	$ 175	$ 587